CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest income
Loans, including fees	$ 208,836	$ 216,306	$ 249,751
Investment securities
Taxable	40,924	34,147	37,664
Tax-exempt	3,560	2,400	736
Total investment securities interest	44,484	36,547	38,400
Other earning assets	(5,461)	(7,645)	(7,221)
Total interest income	247,859	245,208	280,930
Interest expense
Deposits	16,153	13,247	24,625
Short-term borrowings	1,268	1,177	262
Long-term borrowings	1,813	2,464	2,702
Total interest expense	19,234	16,888	27,589
Net interest income	228,625	228,320	253,341
Provision for loan and lease losses	1,528	8,909	50,020
Net interest income after provision for loan and lease losses	227,097	219,411	203,321
Noninterest income
Service charges on deposit accounts	20,274	20,595	21,215
Trust and wealth management fees	13,634	14,319	13,951
Bankcard income	10,740	10,914	10,028
Net gains from sales of loans	4,364	3,150	4,570
Gains on sales of investment securities	70	1,724	3,628
FDIC loss sharing income	365	3,720	35,346
Accelerated discount on covered/formerly covered loans	4,184	7,153	13,662
Other	10,334	12,072	20,021
Total noninterest income	63,965	73,647	122,421
Noninterest expenses
Salaries and employee benefits	107,702	101,402	113,154
Pension settlement charges	0	6,174	0
Net occupancy	19,187	21,207	20,682
Furniture and equipment	8,554	8,970	9,190
Data processing	12,963	10,229	8,837
Marketing	3,603	4,270	5,550
Communication	2,277	3,207	3,409
Professional services	6,170	6,876	7,269
State intangible tax	2,111	3,929	3,899
FDIC assessments	4,462	4,501	4,682
Loss (gain) - other real estate owned	862	31	5,696
Loss sharing expense	4,686	7,083	10,725
FDIC indemnification impairment	0	22,417	0
Other	23,457	25,179	28,904
Total noninterest expenses	196,034	225,475	221,997
Income before income taxes	95,028	67,583	103,745
Income tax expense	30,028	19,234	36,442
Net income	$ 65,000	$ 48,349	$ 67,303
Earnings per common share
Basic	$ 1.11	$ 0.84	$ 1.16
Diluted	$ 1.09	$ 0.83	$ 1.14
Average common shares outstanding-basic	58,662,836	57,270,233	57,876,685
Average common shares outstanding-diluted	59,392,667	58,073,054	58,868,792